Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Intangible Assets
Schedule of cost and accumulated amortization of currently marketed products

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2017 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2016	Additions	differences	31/12/2017
Cost of currently marketed products - Gamunex	1,138,412	—	(137,828)	1,000,584
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(211,871)	(35,837)	28,136	(219,572)
Accumulated amortisation of currently marketed products - Progenika	(9,117)	(2,379)	—	(11,496)
Carrying amount of currently marketed products	941,216	(38,216)	(109,692)	793,308

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2018 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2017	Additions	differences	31/12/2018
Cost of currently marketed products - Gamunex	1,000,584	—	47,451	1,048,035
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(219,572)	(33,775)	(11,573)	(264,920)
Accumulated amortisation of currently marketed products - Progenika	(11,496)	(2,379)	—	(13,875)
Carrying amount of currently marketed products	793,308	(36,154)	35,878	793,032